Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Lease Information
The following table presents GAAP operating lease related balance sheet information:

	At December 31,
	2022	2021
ROU assets:
Operating lease ROU and other assets (noncurrent)	$145	$146

Lease liabilities:
Operating lease and other current liabilities	$38	$37
Operating lease and other obligations (noncurrent)	131	133

Total operating lease liabilities	$169	$170

Weighted-average remaining lease term (in years)	6	7
Weighted-average discount rate	2.6%	2.5%

Schedule Of Lease Costs
The following table presents costs related to lease activities:

	Years Ended December 31,
	2022	2021	2020
Operating lease costs (including amounts allocated to property, plant and equipment)	$52	$51	$42
Short-term lease costs	9	11	10

Total operating lease costs	$61	$62	$52

The following table presents lease related cash flows and other information:

	Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$49	$40	$35

ROU assets obtained in exchange for operating lease obligations (noncash)	$42	$52	$72

Schedule Of Operating Lease Maturity
The following table presents the maturity analysis of our operating lease liabilities and reconciliation to the present value of lease liabilities:

Years	Amounts
2023	$42
2024	33
2025	24
2026	16
2027	12
Thereafter	53

Total undiscounted lease payments	180
Less imputed interest	(11)

Total operating lease obligations	$169